Acquisition (Tables)	12 Months Ended
Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of acquisition

ASSETS	Fair value
Net tangible assets	$1,608,600
Goodwill	—
Total Purchase Consideration	$1,608,600

The following is a reconciliation of the fair value of major classes of assts acquired and liabilities assumed that comprised the net tangible assets as of December 31, 2020.

Carrying amount of major classes of acquired assets	Fair value
Cash	$4,644
Inventories	1,425,080
Amount due from a related party	151,362
Property and equipment, net	5,873
Other assets	21,641

Total assets	1,608,600
Less: Total liabilities	—
Total purchase consideration	$1,608,600